Founder Shares (FY) (Details) - USD ($)		1 Months Ended	9 Months Ended
	Jan. 12, 2021	Dec. 31, 2020	Sep. 30, 2021
Founder Shares [Line Items]
Share price (in dollars per share)			$ 10.00
Aggregate principal amount	$ 300,000
Office space and administrative services		$ 10,000	$ 10,000
Working capital loans	$ 1,500,000
Business combination, price per warrant (in dollars per share)	$ 1.50
Class A Ordinary Shares [Member] | Founder Shares [Member]
Founder Shares [Line Items]
Issuance of shares (in shares)	7,187,500
Purchase price	$ 25,000
Class A Ordinary Shares [Member] | Founder Shares [Member] | Maximum [Member]
Founder Shares [Line Items]
Number of shares subject to forfeiture (in shares)	937,500
Ownership interest percentage	20.00%
Class A Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member]
Founder Shares [Line Items]
Period the Founder cannot sell shares after completion of a business combination.	1 year
Number of consecutive trading days	20 days
Number of trading days	30 days
Number of days after business combination before sale or transfer of shares	150 days
Class A Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member] | Minimum [Member]
Founder Shares [Line Items]
Share price (in dollars per share)	$ 12.00